Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment.
Property, Plant and Equipment

7. Property, Plant and Equipment

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2022
Cost	22,231	4,245	1,344	27,820
Accumulated depreciation	(6,217)	(2,813)	(1,323)	(10,353)
Carrying amount	16,014	1,432	21	17,467

Additions	62	643	3	708
Depreciation	(1,852)	(660)	(9)	(2,521)
Effect of lease modification (Note 25)	592	—	—	592
Transfers	(22)	30	(8)	—
Disposals	—	(6)	—	(6)
Movement for the period	(1,220)	7	(14)	(1,227)

Balance at December 31, 2022
Cost	22,863	4,912	1,339	29,114
Accumulated depreciation	(8,069)	(3,473)	(1,332)	(12,874)
Carrying amount	14,794	1,439	7	16,240

Balance at January 1, 2023
Cost	22,863	4,912	1,339	29,114
Accumulated depreciation	(8,069)	(3,473)	(1,332)	(12,874)
Carrying amount	14,794	1,439	7	16,240

Additions	30	1,278	63	1,371
Depreciation	(1,951)	(546)	(16)	(2,513)
Effect of lease modification (Note 25)	1,859	—	—	1,859
Transfer	23	(30)	7	—
Disposals - cost	—	(252)	—	(252)
Accumulated depreciation on disposals	—	192	—	192
Movement for the period	(39)	642	54	657

Balance at December 31, 2023
Cost	24,775	5,908	1,409	32,092
Accumulated depreciation	(10,020)	(3,827)	(1,348)	(15,195)
Carrying amount	14,755	2,081	61	16,897

The depreciation charge for 2023 is included in research and development costs for an amount of € 1,994,000 (2022: € 2,088,000) and in general and administrative costs for an amount of € 519,000 (2022: € 433,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 14,524,000 at December 31, 2023 (2022: € 14,484,000).